INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

	Year ended December 31
	2024	2023
	US Dollars

Pretax loss	5,602	7,260
Federal tax rate	21%	21%
Income tax computed at the federal income tax rate	1,176	1,525
Non-deductible expenses	(*)	(383)
Share-based compensation	(1)	(27)
Differences in corporate income tax rates	26	68
Remeasurement of deferred taxes for foreign currency effects	20	99
Changes in valuation allowance	(1,221)	(1,282)
	-	-

(*)	Less than $1 thousand.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Year ended December 31
	2024	2023
Composition of deferred tax assets:	US Dollars

Employees and related institutions	2	4
Operating loss carry-forwards	6,883	5,493
Operating lease liabilities	2	11
Share-based compensation	182	182
Others	47	33
Total deferred tax assets	7,116	5,723

Composition of deferred tax liabilities:
Right-of-use asset	(2)	(13)
Total deferred tax liabilities	(2)	(13)

Net deferred tax assets	7,114	5,710
Valuation allowance	(7,114)	(5,710)